Related Party Transactions - Compensation of key management personnel (Details) - Directors and key management - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transactions
Remuneration	$ 7,603	$ 6,117	$ 6,627
Short-term benefits	106	73	94
Expense recognized in respect of share-based compensation	1,821	1,454	1,173
Total	$ 9,530	$ 7,644	$ 7,894